Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net income	$ 1,829	$ 5,705	$ 3,339
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,293	9,729	9,485
Intangible asset impairment	0	0	2,074	[1]
Deferred income taxes	(434)	2,145	(590)
Gain on asset dispositions	(602)	(2,222)	(1,558)
Stock-based compensation	808	745	617
Net changes in operating assets and liabilities:
Accounts receivable	(599)	339	(263)
Inventory of parts and supplies	(44)	(31)	115
Prepaid expenses	198	(98)	152
Other assets	14	132	(148)
Accounts payable and accrued liabilities	(545)	(448)	2,478
Income taxes payable and receivable	(255)	(146)	(244)
Long-term insurance liabilities and other long-term liabilities	(3)	(895)	(405)
Net cash provided by operating activities	10,660	14,955	15,052
Cash flows from investing activities:
Purchase of property and equipment	(6,332)	(11,503)	(9,905)
Proceeds from the sale of property, plant and equipment	956	3,155	1,863
Net cash used in investing activities	(5,376)	(8,348)	(8,042)
Cash flows from financing activities:
(Decrease) increase in bank overdrafts	0	(773)	(160)
Proceeds from borrowing on revolving credit facility	0	13,536	43,793
Payments on revolving credit facility	0	(13,536)	(51,075)
Debt issue costs	0	0	(94)
Excess tax benefits from exercise of stock options	0	171	425
Proceeds from exercised stock options	0	0	202
Net distributions to FRP prior to spin-off	0	0	(101)
Net cash used in financing activities	0	(602)	(7,010)
Net increase in cash and cash equivalents	5,284	6,005	0
Cash and cash equivalents at beginning of year	6,005	0	0
Cash and cash equivalents at end of the year	11,289	6,005	0
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	53	74	175
Cash paid during the year for Income taxes	$ 1,578	$ 1,909	$ 2,840

[1]	The Company recorded a non-cash, impairment charge related to the customer relationship intangible asset recorded resulting from the Pipeline acquisition of $2,074 during the second quarter of fiscal 2015.